Discontinued Operations - Sale of Commercial Business - Schedule of Discontinued Operations and Assets Held for Sale (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other income and expenses:
Income tax expense									$ (13,200)	$ (11,200)
Total income (loss) from discontinued operations	$ 6,464	$ (3,430)	$ 675	$ (943)	$ 2,532	$ (2,346)	$ 2,525	$ 1,121	2,766	3,832	$ (36,476)
Commercial Business [Member]
Revenues:
Product revenues, net									53,064	4,328
License and collaboration revenues									87,119	84,930	10,460
Other revenues									4,090
Total revenues									144,273	89,258	10,460
Costs and expenses:
Cost of revenues									6,912	46
Research and development expenses									51,352	39,955	35,185
Selling, general and administrative expenses									48,677	33,747	11,751
Restructuring expenses									146
Total costs and expenses									107,087	73,748	46,936
Other income and expenses:
Interest expense									(21,196)	(463)
Income (loss) from discontinued operations									15,990	15,047	(36,476)
Income tax expense									(13,224)	(11,215)
Total income (loss) from discontinued operations									$ 2,766	$ 3,832	$ (36,476)